Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
3.	Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, investments, accounts payable, accrued license fees, debt and its related debt conversion feature liability. The carrying amounts reported in the accompanying balance sheets for cash and cash equivalents and accounts payable approximate fair value because of the short-term maturity of those instruments. Fair value measurements are classified and disclosed in one of the following three categories:

Level 1 —Quoted prices in active markets for identical assets or liabilities.

Level 2 —Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 —Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s financial assets valued based on Level 1 inputs consist of money market funds and certificates of deposit. The Company’s financial assets valued based on Level 2 inputs consist of corporate debt securities, which consist of investments in highly-rated investment-grade corporations. The Company did not have any assets or liabilities categorized as Level 1 or Level 2 in the fair value hierarchy as of December 31, 2014. As of December 31, 2015, all of the Company’s financial assets that were subject to fair value measurements were valued using observable inputs.

The Company’s financial liabilities that were subject to fair value measurements consist of accrued license fees and debt conversion features that have been recorded as liabilities based on Level 3 unobservable inputs.

As of December 31, 2014, the Company’s accrued license fees have been recorded based on “Level 3” fair value inputs, which consist of unobservable inputs and generally reflect management’s estimate of assumptions that market participants would use in pricing the assets. The fair value of the debt conversion feature liability, current at December 31, 2014 required management to make assumptions about the occurrence of an equity financing resulting in net proceeds of at least $5,000,000 and the outstanding convertible promissory notes issued by the Company from September 2012 through June 2013 (the “Convertible Notes”) converting based on the applicable conversion terms.

The fair value of the debt conversion feature, long-term at December 31, 2014 required management to make assumptions about the probability of the occurrence of the earlier of a private equity financing with aggregate net proceeds to the Company of at least $20,000,000 or the Company’s initial public offering, and the Ligand Note being converted based on the applicable conversion terms.

The fair value of the debt conversion feature, long-term as of December 31, 2015 required management to estimate fair value based on assumed timing of conversion and an assumed annual discount rate. Alternate probabilities would have resulted in increases or decreases in the fair value of the debt conversion feature liabilities.

The fair values of the Company’s financial instruments are presented below:

		Fair Value Measurements at December 31, 2014
	Total	Level 1	Level 2	Level 3
Financial liabilities carried at fair value:
Accrued license fees	$19,865,863	$—	$—	$19,865,863
Debt conversion feature – current	58,742	—	—	58,742
Debt conversion feature – long-term	1,390,469	—	—	1,390,469

Total financial liabilities	$21,315,074	$—	$—	$21,315,074

		Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3
Financial assets carried at fair value:
Cash equivalents:
Money market funds	$548,872	$548,872	$—	$—
Short-term investments
Certificates of deposit	5,851,343	5,851,343	—	—
Corporate debt securities, available-for-sale	7,484,156	—	7,484,156	—

Total financial assets	$13,884,371	$6,400,215	$7,484,156	$—

Financial liabilities carried at fair value:
Debt conversion feature - long-term	$2,370,903	$—	$—	$2,370,903

Total financial liabilities	$2,370,903	$—	$—	$2,370,903

The table below presents a summary of changes in the Company’s accrued license fees and debt conversion feature liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2014 and 2015:

	Year Ended December 31,
	2014	2015
Accrued license fees:
Beginning balance	$—	$19,865,863
Additions	21,687,576	—
Adjustments resulting from changes in fair value recognized in earnings	(1,821,713)	9,381,848
Issuance of shares of common stock	—	(29,247,711)

Ending balance	$19,865,863	$—

Debt conversion feature:
Beginning balance	$71,655	$1,449,211
Additions	1,768,319	—
Adjustments resulting from changes in fair value recognized in earnings	(390,763)	1,043,478
Issuance of shares of common stock	—	(121,786)

Ending balance	$1,449,211	$2,370,903

The following table sets forth the Company’s valuation techniques and significant unobservable inputs used to determine fair value for significant Level 3 liabilities:

	Fair Value			Significant
	Assets	Liabilities	Valuation Technique(s)	Unobservable Input	Range
Accrued license fees:
December 31, 2014	$—	$19,865,863	Probability weighted expected return model	Probability weightings assigned to each scenario	30% to 40%
				Time assumptions to liquidation events	4/30/2015- 3/31/2017
				Discount rates	12% to 60%
Debt conversion feature liability
December 31, 2014	$—	$1,449,211	Discounted cash flow model	Timing of the events	3/31/2015 to 6/30/2015
				Probabilities of Occurrence	30% to 40%
				Discount rate	37.5%

December 31, 2015	$—	$2,370,903	Discounted cash flow model	Timing of the events	5/21/2016
				Probabilities of Occurrence	100%
				Discount rate	37.5%

Level 3 Fair Value Sensitivity

Accrued license fees

For accrued license fees, generally increases (decreases) in the probability weightings assigned to each scenario would result in increases (decreases) to the fair value. In general, an increase (decrease) in discount rate tends to result in (decreases) increases to fair value.

Debt conversion features

The fair value of the debt conversion feature liabilities includes the estimated timing of the events as well as the related probabilities of occurrence. The shorter/longer the period estimated to the events, the higher/lower the value of the debt conversion feature liabilities. The higher/lower the probability of occurrence, the higher/lower the value of the debt conversion feature liability.